Condensed Financial Information of the Parent Company (Details) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 ILS (₪)
CURRENT ASSETS
Cash and cash equivalents	₪ 954	$ 275	₪ 1,520	$ 457	₪ 2,125	₪ 650
Financial derivatives	105	30	98
Other accounts receivable	257	74	343
Total current assets	2,652	764	23,590
NON-CURRENT ASSETS
Financial derivatives	381	110	516
Fixed assets, net	144	42	152
Total non-current assets	46,311	13,359	63,297
Total assets	48,963	14,123	86,887
CURRENT LIABILITIES
Current maturities of non-current liabilities	1,315	379	3,043
Financial derivatives	21	6	47
Trade payables	113	33	377
Current tax payable	189	55	93
Total current liabilities	3,269	943	13,179
NON-CURRENT LIABILITIES
Loans from banks and others	4,625	1,334	8,183
Debentures	20,032	5,778	27,319
Deferred taxes	2,639	761	3,809
Total non-current liabilities	27,577	7,954	39,940
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY
Share capital	246	71	249
Share premium	4,914	1,417	4,992
Reserves	581	168	496
Accumulated losses	5,919	1,708	5,699
Total equity	18,117	5,226	33,768	$ 9,742	30,995	25,870
Total liabilities and equity	48,963	$ 14,123	86,887
Parent Company [Member]
CURRENT ASSETS
Cash and cash equivalents	94		510		661	₪ 45
Short-term loans and current maturities of long-term loans to subsidiaries	611		29
Financial derivatives	97		67
Other accounts receivable	7		2
Total current assets	809		608
NON-CURRENT ASSETS
Financial derivatives	300		490
Loans to subsidiaries	4,520		5,723
Investments in subsidiaries	8,428		9,042
Fixed assets, net	3		3
Total non-current assets	13,251		15,258
Total assets	14,060		15,866
CURRENT LIABILITIES
Current maturities of non-current liabilities	1,297		1,104
Short-term loans from subsidiaries	50
Financial derivatives	16		36
Trade payables	3		5
Other accounts payable	161		275
Current tax payable	56		43
Dividend declared	68
Total current liabilities	1,651		1,463
NON-CURRENT LIABILITIES
Loans from banks and others	2,258		2,634
Long-term loans from subsidiaries	225
Debentures	8,786		10,128
Deferred taxes			1
Total non-current liabilities	11,269		12,763
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY
Share capital	246		249
Share premium	4,914		4,992
Reserves	16		(3)
Accumulated losses	(4,036)		(3,598)
Total equity	1,140		1,640		₪ 2,526
Total liabilities and equity	₪ 14,060		₪ 15,866